Convertible Debentures - Carrying Value Rollforward (Detail) - CAD ($) $ in Millions		12 Months Ended
	Aug. 09, 2017	Dec. 31, 2019	Dec. 31, 2018
Debt [Roll Forward]
Carrying value - beginning		$ 489	$ 487
Amortization of deferred financing costs		0	2
Derecognition of deferred financing costs (Note 4)		24	0
Redemption (Note 4)		(513)	0
Carrying value - ending		0	489
Long-term debt		11,486
Convertible Debt [Member]
Debt [Roll Forward]
Redemption (Note 4)	$ 513
Long-term debt	$ 1,540	$ 0	$ 513